UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity® California Municipal Income Fund : FCTFX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 21	0.43%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914511.102    91-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class Z : FIJBX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914510.102    3233-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class M : FCMTX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 33	0.67%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914508.102    1102-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class I : FCMQX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914509.102    1103-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class C : FCMKX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914507.102    1101-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class A : FCMAX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	48.1
Transportation	18.4
Education	9.5
Health Care	8.2
Electric Utilities	5.4
Others(Individually Less Than 5%)	12.1
101.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 62.0
A - 29.1
BBB - 6.5
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914506.102    1099-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Limited Term Tax-Free Bond Fund Fidelity® California Limited Term Tax-Free Bond Fund : FCSTX

This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$661,824,761
Number of Holdings	314
Portfolio Turnover	23%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	56.7
Health Care	7.9
Education	6.8
Electric Utilities	6.3
Water & Sewer	5.9
Housing	5.4
Others(Individually Less Than 5%)	9.0
98.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.6
AA - 60.2
A - 25.9
BBB - 5.2
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914563.102    1534-TSRS-1026

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Income Fund

Semi-Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Income Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 101.7%
	Principal Amount (a)	Value ($)
California - 99.8%
Education - 9.5%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,381,807
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	1,997,641
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,528,727
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,505,337
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,296,798
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,828,910
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (c)	3,155,000	1,947,740
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	424,742
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	459,234
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	504,677
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	785,149
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	863,782
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	634,409
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	674,441
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	922,320
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,287,343
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,170,266
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,013,240
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	372,612
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,571,711
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,009,325
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	204,934
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	229,996
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	229,554
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	228,906
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	228,454
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	253,318
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	490,403
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	347,998
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	248,526
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	413,430
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	151,834
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	1,000,000	853,925
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	930,026
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,147,307
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,090,521
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,125,655
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,841,264
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,160,450
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,517,018
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,547,669
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	3,927,334
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,645,506
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,136,185
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,187,396
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,149,735
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,667,120
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,409,419
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (b)	1,135,000	1,139,946
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (b)	375,000	381,440
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (b)	475,000	476,114
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (b)	8,225,000	7,787,187
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,251,221
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,729,061
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,250,884
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,000,586
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	529,324
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	253,387
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	433,888
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	600,185
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,360,618
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,878,141
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,187,392
University CA Revs 3% 5/15/2051	22,435,000	16,002,883
University CA Revs 5% 5/15/2038	7,550,000	8,280,500
University CA Revs Series 2017M, 3% 5/15/2037	975,000	879,068
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,157,413
University CA Revs Series 2025 CD, 5.5% 5/15/2040	25,460,000	28,654,643
TOTAL EDUCATION		175,777,975
Electric Utilities - 5.4%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,495,921
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,115,545
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,068,688
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,072,345
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,034,674
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,115,072
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	835,724
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,026,513
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,064,265
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,183,892
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,080,657
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,280,337
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,804,025
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	864,765
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,462,718
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,367,521
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	707,539
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,817
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,092,703
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,084,093
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,072,778
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,057,089
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,053,481
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,309,611
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,044,985
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,815,428
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,374,004
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,104,079
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,573,193
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	10,830,530
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2030	3,840,000	4,117,805
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	5,020,000	5,436,926
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	191,976
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,543,599
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	15,160,000	15,720,858
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,582,668
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	865,605
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,327,068
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	433,975
TOTAL ELECTRIC UTILITIES		99,312,472
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	265,000	287,415
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (c)	125,000	106,891
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (d)	70,000	70,270
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (d)	105,000	107,854
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (d)	75,000	77,038
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	20,000	20,766
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Pre-refunded to 9/1/2029 at 100)	45,000	47,897
TOTAL ESCROWED/PRE-REFUNDED		718,131
General Obligations - 47.5%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,810,000	2,397,354
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	3,900,000	3,200,176
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	5,000,000	3,061,483
Anaheim City School District/CA Series 2016, 3% 8/1/2046	870,000	652,751
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (g)	1,175,000	1,312,297
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (g)	1,360,000	1,510,576
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (g)	1,575,000	1,686,832
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (g)	2,000,000	2,111,328
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (g)	1,675,000	1,759,627
Brisbane Calif Sch Dist 3% 8/1/2042	1,295,000	1,037,862
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity and Life Co Guaranteed)	760,000	773,664
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity and Life Co Guaranteed)	760,000	775,385
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity and Life Co Guaranteed)	910,000	928,718
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity and Life Co Guaranteed)	1,025,000	1,044,582
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity and Life Co Guaranteed)	1,705,000	1,731,939
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (f)	6,475,000	6,574,342
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (f)	10,815,000	11,326,703
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (f)	14,925,000	15,952,433
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (f)	15,840,000	16,597,903
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (f)	3,795,000	4,071,367
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (f)	3,865,000	4,047,594
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (f)	7,905,000	8,439,507
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (f)	6,405,000	6,641,699
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (f)	11,185,000	11,366,302
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (f)	9,255,000	9,742,609
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	14,930,000	15,833,632
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (f)	6,580,000	6,702,071
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (f)	10,000,000	10,540,947
California Community Choice Financing Authority Series 2025C, 5% 10/1/2032 (American General Life Insurance Co Guaranteed)	4,000,000	4,132,872
California Community Choice Financing Authority Series 2025C, 5% 4/1/2032 (American General Life Insurance Co Guaranteed)	3,500,000	3,619,249
California Community Choice Financing Authority Series 2025C, 5% 4/1/2033 (American General Life Insurance Co Guaranteed)	3,250,000	3,358,647
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (f)	10,460,000	10,836,478
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (f)	15,000,000	15,151,617
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (f)	10,605,000	11,153,006
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	18,750,000	19,697,539
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	20,000,000	21,437,874
California Community Choice Financing Authority Series 2026F, 5% 6/1/2036 (New York Life Insurance Co Guaranteed)	20,000,000	21,368,540
California Community Choice Financing Authority Series 2026G, 5% 10/1/2034 (Bank of Montreal Guaranteed)	14,855,000	15,689,979
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	3,917,428
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,853,521
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	3,185,000	2,436,431
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	3,500,000	2,483,003
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2033 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,750,000	1,978,010
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2034 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	4,000,000	4,554,932
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2035 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	730,000	833,819
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2036 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	695,000	796,051
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	785,000	890,133
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2038 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	890,000	997,822
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2039 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,106,422
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (f)	9,535,000	10,058,953
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	16,000,000	16,664,069
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (c)	895,000	647,758
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	496,180
City of Fresno Unified School 5% 8/1/2034	100,000	107,326
City of Fresno Unified School 5% 8/1/2035	175,000	187,016
City of Fresno Unified School 5% 8/1/2036	235,000	250,120
City of Fresno Unified School 5% 8/1/2037	150,000	158,933
City of Fresno Unified School 5% 8/1/2038	300,000	316,482
City of Fresno Unified School 5% 8/1/2039	350,000	367,437
City of Fresno Unified School 5% 8/1/2040	400,000	418,167
City of Fresno Unified School 5% 8/1/2041	435,000	453,449
City of Fresno Unified School 5% 8/1/2042	500,000	520,321
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	1,882,242
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	3,881,349
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	495,694
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (c)	2,935,000	2,225,187
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Inc Insured)	1,185,000	913,574
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,655,000	4,439,659
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	3,500,000	2,628,895
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	5,500,000	3,752,516
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,030,705
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	2,315,000	1,578,854
Glendale CA Uni Sch Dist Series 2016C, 3% 9/1/2039	5,040,000	4,363,186
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,845,000	1,986,177
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,012,819
Hayward CA Uni Sch Dist 5.25% 8/1/2050 (Assured Guaranty Inc Insured)	11,200,000	11,685,079
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Inc Insured)	1,260,000	915,132
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	695,000	566,650
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	715,000	559,052
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	675,000	504,642
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	76,889
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	2,725,000	2,071,700
Lodi Calif Uni Sch Dist Series 2020, 3% 8/1/2043	3,000,000	2,339,909
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	1,015,000	772,679
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	274,269
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Inc Insured) (c)	8,285,000	7,146,755
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Inc Insured) (c)	8,830,000	7,051,002
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	8,500,000	6,322,362
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	817,223
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,236,952
Los Angeles Cnty CA Pub Wks Series 2025J, 5.5% 12/1/2054	5,500,000	5,912,625
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,578,697
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,799,818
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	888,742
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,547,394
Marin Cnty CA Ctfs Partn (Marin Cnty CA Proj.) 4% 11/1/2040	6,765,000	6,493,233
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,131,460
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,175,000	950,608
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	1,019,791
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	737,719
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (c)	2,625,000	2,048,284
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	500,333
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	500,333
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,801,200
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,345,896
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,896,263
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,001,333
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,159,102
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	255,735
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	745,000	821,936
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	650,000	710,992
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	755,000	834,541
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,350,000	1,484,954
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,367,346
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,120,000	1,217,851
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,300,000	1,409,206
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	700,000	772,288
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	775,000	847,723
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	775,000	856,648
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,966
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,200,000	1,312,652
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,174,734
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,168,010
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	5,000,000	5,336,311
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,718,474
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,556,095
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	8,793,582
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,463,769
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Inc Insured) (c)	5,000,000	4,093,931
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,755,000	4,580,035
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,288,907
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,068,193
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Assured Guaranty Inc Insured) (c)	4,875,000	4,173,222
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,333,422
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,113,016
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,816,786
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,090,146
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,082,185
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,075,831
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,098,827
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,172,521
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,059,411
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,054,490
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Inc Insured)	2,360,000	2,040,112
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Inc Insured)	2,725,000	2,296,989
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Inc Insured)	3,000,000	2,497,304
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037 (Build America Mutual Assurance Co Insured)	2,360,000	1,996,346
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (c)	1,000,000	540,696
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (c)	1,000,000	510,067
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (c)	1,000,000	487,156
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (c)	1,000,000	463,653
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (c)	1,100,000	483,714
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (c)	1,150,000	479,468
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (c)	1,000,000	394,005
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (c)	1,000,000	372,094
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (c)	1,025,000	362,745
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,540,000	1,906,400
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (c)	400,000	277,355
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Inc Insured)	8,510,000	5,747,861
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Inc Insured)	10,000,000	6,443,318
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,105,000	3,059,907
Poway CA Unified Sch Dist 0% 8/1/2032 (c)	13,070,000	10,811,289
Poway CA Unified Sch Dist 0% 8/1/2033 (c)	7,215,000	5,738,229
Poway CA Unified Sch Dist 0% 8/1/2035 (c)	10,120,000	7,375,705
Poway CA Unified Sch Dist 0% 8/1/2037 (c)	6,325,000	4,180,392
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	3,200,000	2,004,893
Poway CA Unified Sch Dist 0% 8/1/2041 (c)	12,740,000	6,715,753
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	10,150,000	4,024,840
Rio Hondo Calif Cmnty College Dist 6.85% 8/1/2042 (e)	6,830,000	8,149,268
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2035 (g)	3,500,000	3,931,850
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2036 (g)	3,865,000	4,352,577
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2037 (g)	4,175,000	4,659,026
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2038 (g)	1,250,000	1,375,166
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2034 (g)	3,200,000	3,587,865
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2034 (g)	1,185,000	1,324,326
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2036 (g)	1,715,000	1,925,315
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2038 (g)	1,475,000	1,616,388
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2039 (g)	1,200,000	1,292,033
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2040 (g)	2,010,000	2,144,396
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2041 (g)	2,280,000	2,417,212
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2044 (g)	1,350,000	1,412,746
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2045 (g)	1,575,000	1,642,722
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2046 (g)	1,200,000	1,244,312
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Inc Insured)	2,250,000	2,112,620
Sacramento CA City Uni Sch Dis 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,870,000	1,903,171
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047 (Build America Mutual Assurance Co Insured)	2,500,000	2,565,081
Sacramento CA City Uni Sch Dis Series 2019 D, 3% 8/1/2049 (Build America Mutual Assurance Co Insured)	275,000	192,631
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,629,000
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	431,159
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	507,772
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	530,923
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,476,417
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,049,495
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	468,262
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,332,295
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	664,464
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Inc Insured)	9,200,000	7,335,568
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	950,278
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,242,898
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	699,403
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	929,990
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,119,295
San Diego CA Uni Sch Dist 0% 7/1/2037 (c)	1,300,000	871,204
San Diego CA Uni Sch Dist 0% 7/1/2047 (e)	8,700,000	7,086,083
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (c)	4,770,000	2,093,611
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (c)	1,195,000	960,507
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	830,938
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049 (Build America Mutual Assurance Co Insured)	1,900,000	1,994,611
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (f)	6,500,000	7,010,530
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,526,642
San Marcos Unified School District 0% 8/1/2035 (c)	3,675,000	2,662,118
San Marcos Unified School District 0% 8/1/2037 (c)	2,675,000	1,754,110
San Marcos Unified School District 0% 8/1/2047 (c)	6,315,000	2,434,440
San Marcos Unified School District Series A, 5% 8/1/2043	1,350,000	1,449,523
San Marcos Unified School District Series A, 5% 8/1/2044	780,000	833,087
San Marcos Unified School District Series A, 5% 8/1/2045	885,000	942,291
San Marcos Unified School District Series A, 5.25% 8/1/2050	4,910,000	5,199,008
San Marcos Unified School District Series A, 5.25% 8/1/2055	3,500,000	3,677,421
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2034	1,825,000	2,100,545
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2035	1,050,000	1,213,193
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2036	1,000,000	1,157,786
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2037	730,000	835,899
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2039	875,000	979,705
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,190,619
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	797,314
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,538,645
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	13,660,000	10,408,355
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,810,000	2,098,743
Santa Ana Calif Uni Sch Dist Series 2019A, 3.25% 8/1/2042	1,035,000	864,583
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,438,809
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,049,491
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,227,977
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,040,481
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	876,562
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	265,117
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	540,000	483,013
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,648,272
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,425,000	2,955,536
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2044	265,000	206,124
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,453,820
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 3.125% 7/1/2042	1,040,000	847,016
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	435,946
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	475,200
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	255,201
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	357,058
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	260,007
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	254,746
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	320,544
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	406,642
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,314,898
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	4,140,000	2,564,681
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (f)	11,260,000	11,690,449
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	18,500,000	19,454,961
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	897,452
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,430,250
State of California Gen. Oblig. 3% 10/1/2035	1,895,000	1,785,555
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,021
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	7,790,813
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,586,868
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,239
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,011
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,013
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,012
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,069
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,265
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,900,000	1,507,979
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,129,890
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	1,245,000	1,415,281
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,128,967
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,673,024
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,129,357
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,322,436
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,213,612
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,341,159
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,610,265
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,603,616
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,064,214
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,326,129
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	1,965,658
Union Elem Sch Dist Calif Series G, 0% 9/1/2040 (c)	1,000,000	518,431
Union Elem Sch Dist Calif Series G, 0% 9/1/2041 (c)	1,000,000	489,049
Union Elem Sch Dist Calif Series G, 0% 9/1/2042 (c)	1,885,000	876,570
Union Elem Sch Dist Calif Series G, 0% 9/1/2043 (c)	1,995,000	878,774
Ventura CA Usd Series B, 5% 8/1/2039	240,000	259,742
Ventura CA Usd Series B, 5% 8/1/2040	200,000	214,954
Ventura CA Usd Series B, 5% 8/1/2041	220,000	235,327
Ventura CA Usd Series B, 5% 8/1/2042	300,000	320,000
Ventura CA Usd Series B, 5% 8/1/2043	465,000	494,339
Ventura CA Usd Series B, 5% 8/1/2044	620,000	656,687
Ventura CA Usd Series B, 5% 8/1/2045	795,000	839,917
Ventura CA Usd Series B, 5% 8/1/2046	1,000,000	1,053,061
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,900,000	2,486,139
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	1,315,000	1,085,332
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	5,000,699
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Inc Insured)	2,400,000	2,218,031
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,682,407
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,720,666
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	820,081
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,675,000	1,315,018
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,505,149
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	953,059
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	743,112
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	886,020
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,745,720
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,761,689
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	3,940,655
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,358,958
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	780,000	627,943
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (c)	1,000,000	664,225
Wiseburn School District 3% 8/1/2037	315,000	281,560
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (c)	825,000	558,841
TOTAL GENERAL OBLIGATIONS		874,489,573
Health Care - 8.2%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	12,533,084
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	4,866,629
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	1,340,000	1,078,535
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2047	3,780,000	2,705,505
California Health Facilities Financing Authority (Rady Childrens Health Proj.) 5% tender 8/15/2065 (f)	10,000,000	11,252,448
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (f)	7,315,000	7,914,289
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,432,895
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Insured)	2,150,000	2,161,858
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Insured)	1,000,000	1,003,287
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Insured)	895,000	904,916
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Insured)	1,000,000	1,010,437
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	581,515
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,009,841
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,412,700
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,008,435
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,405,549
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,509,872
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,508,471
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,314,732
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	757,913
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	807,873
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,397,564
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Insured)	230,000	235,504
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Insured)	245,000	250,137
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Insured)	225,000	229,281
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Insured)	750,000	761,060
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Insured)	1,435,000	1,452,423
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,170,979
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,315,505
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	528,636
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	449,273
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	778,427
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	607,005
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	810,000	865,004
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	534,988
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	692,792
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	552,254
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,444,451
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,303,802
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,523,741
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5% 9/1/2036	450,000	479,361
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5.25% 9/1/2038	600,000	643,686
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5.25% 9/1/2040	670,000	704,637
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5.25% 9/1/2041	350,000	366,333
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5.5% 9/1/2046	750,000	782,334
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 6% 9/1/2056	2,000,000	2,171,741
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Insured)	825,000	864,082
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Insured)	1,000,000	1,029,894
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Insured)	2,100,000	2,134,528
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	415,273
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	402,661
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	363,911
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,019,165
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,359,360
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,543,284
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,147,693
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,349,215
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,746,435
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,193,429
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	250,062
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	692,135
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	723,718
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	758,898
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	794,080
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	834,350
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	874,950
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	914,817
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	954,327
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	514,911
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	668,153
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	513,038
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,275,842
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	990,143
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	979,424
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,363,257
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,376,688
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,425,963
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,884,335
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,266,259
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,526,582
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,361,693
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,008,026
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,164,234
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,034,984
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	902,128
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	915,331
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	762,908
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	251,743
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	282,314
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	313,953
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	338,387
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,038,195
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,028,075
TOTAL HEALTH CARE		150,974,535
Housing - 3.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	5,667,983	5,708,711
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,042,453	6,703,012
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,845,421	1,737,395
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,735,602	7,691,919
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,709,776	4,682,368
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	16,011,938	13,685,866
California Municipal Finance Authority (Lihtc 2026-1 CA Proj.) Series 1CCRC Class A1, 5.35% 6/20/2046	9,000,000	9,459,816
Los Angeles CA Multifamily Rev Series 2018 A 1, 3.6% 7/1/2039	9,396,056	8,448,861
TOTAL HOUSING		58,117,948
Lease Revenue - 1.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	7,779,586
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	10,000,000	10,165,083
TOTAL LEASE REVENUE		17,944,669
Other - 1.6%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (f)	17,750,000	16,990,847
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,357,352
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,322,728
TOTAL OTHER		29,670,927
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(f)	7,000,000	7,192,969
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(f)	1,140,000	1,108,011
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,255,000	1,286,085
TOTAL RESOURCE RECOVERY		9,587,065
Special Tax - 2.3%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,002,212
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,721,737
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,502,327
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,500,019
Irvine CA Spl Tax Series 2026, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	450,000	507,912
Irvine CA Spl Tax Series 2026, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,117,719
Irvine CA Spl Tax Series 2026, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	550,000	607,531
Irvine CA Spl Tax Series 2026, 5% 9/1/2040 (Build America Mutual Assurance Co Insured)	600,000	657,176
Irvine CA Spl Tax Series 2026, 5% 9/1/2041 (Build America Mutual Assurance Co Insured)	700,000	762,359
Irvine CA Spl Tax Series 2026, 5% 9/1/2042 (Build America Mutual Assurance Co Insured)	775,000	841,504
Irvine CA Spl Tax Series 2026, 5% 9/1/2043 (Build America Mutual Assurance Co Insured)	880,000	951,187
Irvine CA Spl Tax Series 2026, 5% 9/1/2044 (Build America Mutual Assurance Co Insured)	800,000	860,400
Irvine CA Spl Tax Series 2026, 5% 9/1/2045 (Build America Mutual Assurance Co Insured)	750,000	804,509
Irvine CA Spl Tax Series 2026, 5% 9/1/2046 (Build America Mutual Assurance Co Insured)	500,000	533,136
Irvine CA Spl Tax Series 2026, 5% 9/1/2051 (Build America Mutual Assurance Co Insured)	1,750,000	1,827,741
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	409,052
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	253,783
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	251,761
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	350,530
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	494,779
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,001,272
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,256,759
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,571,140
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Inc Insured)	1,275,000	1,284,492
Perris Union High School District Financing Authority 5% 9/1/2030 (Assured Guaranty Inc Insured)	335,000	361,136
Perris Union High School District Financing Authority 5% 9/1/2031 (Assured Guaranty Inc Insured)	425,000	463,320
Perris Union High School District Financing Authority 5% 9/1/2032 (Assured Guaranty Inc Insured)	325,000	356,961
Perris Union High School District Financing Authority 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,112,029
Perris Union High School District Financing Authority 5% 9/1/2035 (Assured Guaranty Inc Insured)	830,000	930,496
Perris Union High School District Financing Authority 5% 9/1/2037 (Assured Guaranty Inc Insured)	550,000	609,498
Perris Union High School District Financing Authority 5% 9/1/2038 (Assured Guaranty Inc Insured)	400,000	438,976
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,769,186
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	723,472
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,128,918
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	3,000,000	2,360,567
Upland Community Redevelopment Agency Successor Agency Series 2016, 2.75% 9/1/2036 (Assured Guaranty Inc Insured)	360,000	313,561
TOTAL SPECIAL TAX		41,639,157
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	406,161
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	434,612
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	525,874
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	317,709
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	316,087
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	261,877
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	260,686
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	50,000,000	4,659,680
TOTAL TOBACCO BONDS		7,182,686
Transportation - 18.0%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Inc Insured) (c)	7,250,000	2,248,664
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Inc Insured) (c)	20,000,000	4,821,784
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	4,949,860
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,215,171
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,054,964
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	4,750,000	5,137,310
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (d)	7,000,000	7,509,275
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,200,000	3,405,431
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2033	1,000,000	1,103,983
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2034	850,000	943,620
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2032	1,275,000	1,402,507
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2033	1,000,000	1,108,655
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2034	1,000,000	1,112,360
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5.5% 9/1/2056	6,500,000	6,870,540
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Inc Insured) (c)	9,000,000	7,200,999
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (d)	1,000,000	926,199
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (d)	1,000,000	947,140
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (d)	2,060,000	2,229,070
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (d)	2,160,000	2,321,786
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,067,113
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (d)	1,385,000	1,467,436
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (d)	2,500,000	2,620,504
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (d)	2,625,000	2,732,502
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (d)	2,760,000	2,858,000
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (d)	1,760,000	1,781,453
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (d)	1,350,000	1,366,007
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (d)	1,650,000	1,669,198
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (d)	2,500,000	2,527,357
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (d)	3,000,000	3,031,035
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (d)	2,755,000	2,781,318
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	8,840,000	9,636,183
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	7,000,000	7,630,461
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	4,735,000	5,010,731
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (d)	10,000,000	10,118,486
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (d)	7,350,000	7,552,491
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (d)	2,000,000	2,013,370
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	4,950,000	4,964,609
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (d)	5,000,000	4,369,069
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,480,000	2,597,777
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	950,000	985,242
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	13,685,000	13,835,616
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (d)	700,000	709,803
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Inc Insured)	4,315,000	4,457,156
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,120,000	1,122,008
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Inc Insured) (d)	775,000	768,669
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Inc Insured) (d)	1,700,000	1,671,451
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	800,000	778,808
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Inc Insured) (d)	555,000	534,937
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Inc Insured) (d)	685,000	647,109
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	5,953,926
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (d)	2,110,000	2,176,105
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (d)	1,590,000	1,637,126
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (d)	4,000,000	4,101,727
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (d)	5,000,000	5,116,435
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (d)	7,500,000	7,659,344
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2034 (d)	1,375,000	1,494,347
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2035 (d)	450,000	489,046
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2036 (d)	1,250,000	1,352,184
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2037 (d)	1,000,000	1,072,062
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2038 (d)	1,750,000	1,852,979
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2034 (Assured Guaranty Inc Insured) (d)	2,140,000	2,356,303
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2035 (Assured Guaranty Inc Insured) (d)	1,245,000	1,372,648
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	855,000	934,922
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,083,666
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,600,000	2,792,716
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,730,000	2,893,612
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2040 (Assured Guaranty Inc Insured) (d)	2,865,000	3,010,737
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,034,721
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,763,371
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,401,574
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,522,313
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,008,344
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,025,847
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,052,337
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (d)	820,000	850,769
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (d)	5,050,000	5,052,384
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (d)	2,000,000	2,163,991
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2040 (d)	1,800,000	1,931,179
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2041 (d)	1,200,000	1,279,176
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2042 (d)	1,200,000	1,274,837
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (d)	1,050,000	1,110,966
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2044 (d)	1,000,000	1,053,342
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (d)	1,250,000	1,268,676
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (d)	1,300,000	1,318,415
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (d)	1,330,000	1,347,987
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (d)	1,000,000	1,012,643
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (d)	1,500,000	1,516,071
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (d)	750,000	757,263
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (d)	3,205,000	3,216,681
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (d)	1,000,000	1,008,247
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (d)	10,000,000	10,327,323
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	5,595,000	5,760,506
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2051 (d)	17,390,000	18,305,077
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2056 (d)	13,500,000	14,112,864
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (d)	735,000	742,897
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (d)	1,100,000	1,110,603
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (d)	850,000	857,798
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (d)	1,095,000	1,104,588
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (d)	1,250,000	1,260,363
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (d)	3,475,000	3,502,308
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (d)	2,250,000	2,266,041
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (d)	2,250,000	2,264,701
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (d)	10,235,000	10,270,480
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	202,438
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	252,899
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	237,495
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	252,549
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	504,865
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	2,000,000	2,010,281
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (d)	1,275,000	1,352,171
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (d)	1,600,000	1,712,689
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (d)	2,000,000	2,121,652
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (d)	1,500,000	1,585,854
TOTAL TRANSPORTATION		331,254,678
Water & Sewer - 2.2%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	268,224
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	273,274
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	986,185
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,140,142
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	327,747
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,485,022
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,592,154
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,582,647
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,076,441
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,810,181
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,144,180
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	693,670
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	275,629
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,214,852
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	406,258
San Francisco CA Pub Util Comm Wtr Rev Series 2025 SUB E, 5.25% 11/1/2055	15,000,000	15,777,248
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,035,651
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,637,803
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,370,000	1,561,072
TOTAL WATER & SEWER		40,288,380
TOTAL CALIFORNIA		1,836,958,196
Guam - 0.7%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	2,910,000	3,140,302
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2035	2,600,000	2,807,362
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2036	2,500,000	2,677,571
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2038	2,630,000	2,816,034
TOTAL SPECIAL TAX		11,441,269
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2044	1,000,000	1,047,724
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2045	1,000,000	1,045,785
TOTAL WATER & SEWER		2,093,509
TOTAL GUAM		13,534,778
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	4,980,183	3,634,274
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,906,565
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,574,502
TOTAL GENERAL OBLIGATIONS		10,115,341
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,690,000	3,822,370
TOTAL PUERTO RICO		13,937,711
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028	1,000,000	1,033,083
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029	1,000,000	1,044,337
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	315,000	341,771
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	870,000	948,170
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	755,000	793,567
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041	1,225,000	1,275,364
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	435,000	451,317
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043	1,300,000	1,346,105
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044	1,250,000	1,292,164
TOTAL VIRGIN ISLANDS		8,525,878
TOTAL MUNICIPAL SECURITIES (Cost $1,890,624,497)		1,872,956,563

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,890,624,497)	1,872,956,563
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(31,500,277)
NET ASSETS - 100.0%	1,841,456,286

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,607,057 or 0.7% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	62,516,018	220,503,056	283,019,074	357,929	-	-	-	-
	62,516,018	220,503,056	283,019,074	357,929	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	175,777,975	-	175,777,975	-
Electric Utilities	99,312,472	-	99,312,472	-
Escrowed/Pre-Refunded	718,131	-	718,131	-
General Obligations	884,604,914	-	884,604,914	-
Health Care	150,974,535	-	150,974,535	-
Housing	58,117,948	-	58,117,948	-
Lease Revenue	17,944,669	-	17,944,669	-
Other	29,670,927	-	29,670,927	-
Resource Recovery	9,587,065	-	9,587,065	-
Special Tax	53,080,426	-	53,080,426	-
Tobacco Bonds	7,182,686	-	7,182,686	-
Transportation	339,780,556	-	339,780,556	-
Water & Sewer	46,204,259	-	46,204,259	-

Total Investments in Securities:	1,872,956,563	-	1,872,956,563	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,872,956,563
Receivable for fund shares sold	1,589,232
Interest receivable	17,873,721
Distributions receivable from affiliated funds	19,293
Prepaid expenses	1,933
Total assets	1,892,440,742
Liabilities
Payable to custodian bank	3,608,403
Payable for investments purchased	23,193
Payable for investments purchased, delayed delivery	42,233,392
Payable for fund shares redeemed	2,257,448
Distributions payable	2,161,742
Accrued management fee	654,653
Distribution and service plan fees payable	11,800
Other payables and accrued expenses	33,825
Total liabilities	50,984,456
Net Assets	$1,841,456,286
Net assets consist of:
Paid in capital	1,892,454,877
Total accumulated earnings (loss)	(50,998,591)
Net Assets	$1,841,456,286

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($33,944,473/2,805,766 shares) a	$12.10
Maximum offering price per share (100/96.00 of $12.10)	$12.60
Class M
Net Asset Value and redemption price per share ($2,649,991/218,476 shares) a	$12.13
Maximum offering price per share (100/96.00 of $12.13)	$12.63
Class C
Net Asset Value and offering price per share ($4,871,456/403,368 shares) a	$12.08
Fidelity® California Municipal Income Fund
Net Asset Value, offering price and redemption price per share ($1,586,084,294/131,292,274 shares)	$12.08
Class I
Net Asset Value, offering price and redemption price per share ($79,428,704/6,560,699 shares)	$12.11
Class Z
Net Asset Value, offering price and redemption price per share ($134,477,368/11,109,393 shares)	$12.10

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,890,624,497
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$357,929
Interest	34,377,323
Total investment income	34,735,252
Expenses
Management fee	3,952,024
Distribution and service plan fees	72,368
Custodian fees and expenses	9,778
Independent trustees' fees and expenses	2,048
Registration fees	73,276
Audit	29,756
Legal	3,904
Commitment fee	1,123
Miscellaneous	2,175
Total expenses	4,146,452
Expense reductions	(375)
Total expenses after reductions	4,146,077
Net investment income (loss)	30,589,175
Net realized gain (loss)
Investments - unaffiliated issuers	2,194,596
Net realized gain (loss)	2,194,596
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(80,246,901)
Total change in net unrealized appreciation (depreciation)	(80,246,901)
Net gain (loss)	(78,052,305)
Net increase (decrease) in net assets resulting from operations	$(47,463,130)

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,589,175	$55,993,170
Net realized gain (loss)	2,194,596	(5,218,599)
Change in net unrealized appreciation (depreciation)	(80,246,901)	55,066,095
Net increase (decrease) in net assets resulting from operations	$(47,463,130)	$105,840,666
Distributions to shareholders
Distributions to shareholders	(29,258,910)	(53,523,472)
Total distributions	(29,258,910)	(53,523,472)
Net increase (decrease) in net assets resulting from share transactions	12,181,327	217,702,302
Total increase (decrease) in net assets	(64,540,713)	270,019,496
Net Assets
Beginning of period	1,905,996,999	1,635,977,503
End of period	$1,841,456,286	$1,905,996,999
Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.60	$12.29	$12.20	$11.90	$12.85	$13.28
Income from Investment Operations
Net investment income (loss) B, C	.18	.35	.32	.30	.27	.25
Net realized and unrealized gain (loss)	(.51)	.29	.08	.29	(.96)	(.38)
Total from investment operations	(.33)	.64	.40	.59	(.69)	(.13)
Distributions
Distributions from net investment income	(.17)	(.33)	(.30)	(.29)	(.26)	(.24)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.17)	(.33)	(.31) E	(.29)	(.26)	(.30)
Net asset value, end of period	$12.10	$12.60	$12.29	$12.20	$11.90	$12.85
Total Return F, G, H	(2.60)%	5.32%	3.28%	5.06%	(5.32)%	(1.00)%
Ratios and Supplemental Data B, I, J
Ratio of expenses to average net assets before reductions	.76% K	.76%	.76%	.78%	.79%	.79%
Ratio of expenses to average net assets net of fee waivers, if any	.76% K	.76%	.76%	.78%	.79%	.78%
Ratio of expenses to average net assets net of all reductions, if any	.76% K	.76%	.76%	.78%	.79%	.78%
Ratio of net investment income (loss) to average net assets	2.93% K	2.84%	2.60%	2.53%	2.23%	1.84%
Net assets, end of period	$33,944,473	$36,680,355	$42,788,074	$41,198,232	$49,497,772	$59,032,336
Portfolio turnover rate L	24% K	19%	22%	15%	14%	14%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not include the effect of the sales charges.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class M

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.63	$12.32	$12.23	$11.93	$12.88	$13.31
Income from Investment Operations
Net investment income (loss) B, C	.19	.36	.33	.31	.28	.26
Net realized and unrealized gain (loss)	(.51)	.29	.08	.30	(.95)	(.37)
Total from investment operations	(.32)	.65	.41	.61	(.67)	(.11)
Distributions
Distributions from net investment income	(.18)	(.34)	(.32)	(.31)	(.28)	(.26)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.18)	(.34)	(.32)	(.31)	(.28)	(.32)
Net asset value, end of period	$12.13	$12.63	$12.32	$12.23	$11.93	$12.88
Total Return E, F, G	(2.55)%	5.41%	3.38%	5.15%	(5.21)%	(.91)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	.67% J	.67%	.67%	.69%	.69%	.70%
Ratio of expenses to average net assets net of fee waivers, if any	.67% J	.67%	.67%	.69%	.69%	.70%
Ratio of expenses to average net assets net of all reductions, if any	.67% J	.67%	.67%	.69%	.69%	.70%
Ratio of net investment income (loss) to average net assets	3.02% J	2.93%	2.69%	2.61%	2.32%	1.92%
Net assets, end of period	$2,649,991	$2,722,022	$2,963,547	$3,272,257	$3,571,498	$5,086,708
Portfolio turnover rate K	24% J	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class C

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.58	$12.27	$12.18	$11.88	$12.83	$13.26
Income from Investment Operations
Net investment income (loss) B, C	.14	.26	.23	.22	.18	.15
Net realized and unrealized gain (loss)	(.51)	.29	.08	.29	(.95)	(.37)
Total from investment operations	(.37)	.55	.31	.51	(.77)	(.22)
Distributions
Distributions from net investment income	(.13)	(.24)	(.22)	(.21)	(.18)	(.15)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.13)	(.24)	(.22)	(.21)	(.18)	(.21)
Net asset value, end of period	$12.08	$12.58	$12.27	$12.18	$11.88	$12.83
Total Return E, F, G	(2.97)%	4.56%	2.54%	4.31%	(6.03)%	(1.74)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	1.48% J	1.49%	1.49%	1.51%	1.53%	1.53%
Ratio of expenses to average net assets net of fee waivers, if any	1.48% J	1.49%	1.49%	1.50%	1.52%	1.53%
Ratio of expenses to average net assets net of all reductions, if any	1.48% J	1.49%	1.49%	1.50%	1.52%	1.53%
Ratio of net investment income (loss) to average net assets	2.21% J	2.11%	1.87%	1.80%	1.49%	1.09%
Net assets, end of period	$4,871,456	$5,182,915	$8,080,283	$8,744,876	$9,991,039	$13,692,289
Portfolio turnover rate K	24% J	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® California Municipal Income Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.58	$12.27	$12.19	$11.88	$12.83	$13.26
Income from Investment Operations
Net investment income (loss) B, C	.20	.39	.36	.34	.31	.29
Net realized and unrealized gain (loss)	(.51)	.29	.07	.30	(.96)	(.37)
Total from investment operations	(.31)	.68	.43	.64	(.65)	(.08)
Distributions
Distributions from net investment income	(.19)	(.37)	(.34)	(.33)	(.30)	(.29)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.19)	(.37)	(.35) E	(.33)	(.30)	(.35)
Net asset value, end of period	$12.08	$12.58	$12.27	$12.19	$11.88	$12.83
Total Return F, G	(2.45)%	5.67%	3.54%	5.50%	(5.02)%	(.67)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	.43% J	.43%	.43%	.45%	.46%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.43% J	.43%	.43%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.43% J	.43%	.43%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.26% J	3.17%	2.93%	2.85%	2.56%	2.17%
Net assets, end of period	$1,586,084,294	$1,658,716,178	$1,422,622,069	$1,472,999,824	$1,684,833,486	$1,946,947,947
Portfolio turnover rate K	24% J	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class I

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.61	$12.30	$12.21	$11.91	$12.86	$13.29
Income from Investment Operations
Net investment income (loss) B, C	.20	.38	.35	.33	.30	.28
Net realized and unrealized gain (loss)	(.51)	.29	.07	.29	(.96)	(.37)
Total from investment operations	(.31)	.67	.42	.62	(.66)	(.09)
Distributions
Distributions from net investment income	(.19)	(.36)	(.33)	(.32)	(.29)	(.28)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.19)	(.36)	(.33)	(.32)	(.29)	(.34)
Net asset value, end of period	$12.11	$12.61	$12.30	$12.21	$11.91	$12.86
Total Return E, F	(2.48)%	5.57%	3.52%	5.31%	(5.08)%	(.75)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.51% I	.52%	.53%	.55%	.55%	.54%
Ratio of expenses to average net assets net of fee waivers, if any	.51% I	.52%	.53%	.54%	.54%	.54%
Ratio of expenses to average net assets net of all reductions, if any	.51% I	.52%	.53%	.54%	.54%	.54%
Ratio of net investment income (loss) to average net assets	3.18% I	3.08%	2.83%	2.76%	2.47%	2.08%
Net assets, end of period	$79,428,704	$74,516,053	$51,824,571	$47,272,055	$44,850,080	$52,423,763
Portfolio turnover rate J	24% I	19%	22%	15%	14%	14%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class Z

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.61	$12.30	$12.21	$11.91	$12.86	$13.29
Income from Investment Operations
Net investment income (loss) B, C	.20	.39	.36	.35	.31	.29
Net realized and unrealized gain (loss)	(.51)	.29	.08	.29	(.95)	(.37)
Total from investment operations	(.31)	.68	.44	.64	(.64)	(.08)
Distributions
Distributions from net investment income	(.20)	(.37)	(.35)	(.34)	(.31)	(.29)
Distributions from net realized gain	-	.00 D	.00 D	-	-	(.06)
Total distributions	(.20)	(.37)	(.35)	(.34)	(.31)	(.35)
Net asset value, end of period	$12.10	$12.61	$12.30	$12.21	$11.91	$12.86
Total Return E, F	(2.51)%	5.70%	3.66%	5.44%	(4.97)%	(.64)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.40% I	.40%	.40%	.43%	.43%	.42%
Ratio of expenses to average net assets net of fee waivers, if any	.40% I	.40%	.40%	.42%	.43%	.42%
Ratio of expenses to average net assets net of all reductions, if any	.40% I	.40%	.40%	.42%	.43%	.42%
Ratio of net investment income (loss) to average net assets	3.29% I	3.20%	2.96%	2.88%	2.59%	2.20%
Net assets, end of period	$134,477,368	$128,179,476	$107,698,959	$70,902,376	$59,963,312	$59,571,238
Portfolio turnover rate J	24% I	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® California Municipal Income Fund	Class A, Class M, Class C, Fidelity® California Municipal Income Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Overdraft. The Fund maintains cash, securities, and other assets with a custodian. In the normal course of business, the custodian may advance funds to settle securities transactions, process foreign exchange contracts, pay expenses, or otherwise facilitate portfolio and shareholder activity. When such payments result in an overdraft, it is recorded as a Payable to Custodian Bank in the Statement of Assets and Liabilities. The Fund is obligated to repay the custodian with interest and is payable on demand to the custodian.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® California Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® California Municipal Income Fund	1,883,179,556	29,274,246	(39,497,239)	(10,222,993)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® California Municipal Income Fund	(4,706,405)	(36,741,620)	(41,448,025)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® California Municipal Income Fund	326,493,835	225,801,473

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® California Municipal Income Fund
Class A	0.50
Class M	0.41
Class C	0.48
Fidelity® California Municipal Income Fund	0.42
Class I	0.52
Class Z	0.39

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® California Municipal Income Fund
Class A	0.50
Class M	0.41
Class C	0.48
Fidelity® California Municipal Income Fund	0.42
Class I	0.50
Class Z	0.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® California Municipal Income Fund
Class A	-	.25	44,371	2,329
Class M	-	.25	3,364	-
Class C	.75	.25	24,633	4,458
			72,368	6,787

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® California Municipal Income Fund
Class A A	4.00	.75	1,804
Class M A	4.00	.25	272
Class C B	-	1.00	36
			2,112

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® California Municipal Income Fund	-	24,018,492	18,492

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® California Municipal Income Fund	375

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® California Municipal Income Fund
Class A	499,272	1,074,798
Class M	39,052	75,832
Class C	51,373	123,754
Fidelity® California Municipal Income Fund	25,410,965	47,093,640
Class I	1,160,924	1,720,888
Class Z	2,097,324	3,434,560
Total	29,258,910	53,523,472

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® California Municipal Income Fund
Class A
Shares sold	183,512	470,830	2,255,334	5,740,700
Reinvestment of distributions	36,410	80,431	446,610	979,180
Shares redeemed	(324,752)	(1,122,523)	(3,991,770)	(13,716,716)
Net increase (decrease)	(104,830)	(571,262)	(1,289,826)	(6,996,836)
Class M
Shares sold	8,425	14,792	104,488	182,856
Reinvestment of distributions	2,808	5,351	34,529	65,298
Shares redeemed	(8,192)	(45,242)	(101,247)	(548,936)
Net increase (decrease)	3,041	(25,099)	37,770	(300,782)
Class C
Shares sold	89,643	75,057	1,098,613	909,145
Reinvestment of distributions	4,084	9,496	49,991	115,343
Shares redeemed	(102,345)	(331,248)	(1,254,930)	(4,005,162)
Net increase (decrease)	(8,618)	(246,695)	(106,326)	(2,980,674)
Fidelity® California Municipal Income Fund
Shares sold	10,865,837	38,666,564	133,748,090	465,281,760
Reinvestment of distributions	1,075,023	1,957,669	13,165,276	23,822,124
Shares redeemed	(12,459,305)	(24,746,704)	(152,954,463)	(299,265,276)
Net increase (decrease)	(518,445)	15,877,529	(6,041,097)	189,838,608
Class I
Shares sold	1,963,677	2,838,376	24,155,873	34,716,582
Reinvestment of distributions	78,411	112,609	962,200	1,375,469
Shares redeemed	(1,390,042)	(1,256,515)	(17,125,670)	(15,196,166)
Net increase (decrease)	652,046	1,694,470	7,992,403	20,895,885
Class Z
Shares sold	1,408,764	3,417,804	17,319,826	41,760,831
Reinvestment of distributions	158,490	260,610	1,944,795	3,181,606
Shares redeemed	(623,271)	(2,272,076)	(7,676,218)	(27,696,336)
Net increase (decrease)	943,983	1,406,338	11,588,403	17,246,101

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.777802.124
CFL-SANN-1026
Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Limited Term Tax-Free Bond Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.0%
	Principal Amount (a)	Value ($)
California - 96.7%
Education - 6.8%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	760,209
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,044,633
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	477,055
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	388,392
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	421,416
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	533,496
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (d)	400,000	379,772
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	482,128
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	389,913
California Educational Facilities Authority (Western University of Health Sciences Proj.) Series 2026, 5% 6/1/2031	650,000	701,263
California Educational Facilities Authority (Western University of Health Sciences Proj.) Series 2026, 5% 6/1/2032	675,000	734,624
California Educational Facilities Authority (Western University of Health Sciences Proj.) Series 2026, 5% 6/1/2033	1,000,000	1,096,413
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	355,562
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (b)	250,000	249,930
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	394,826
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	300,404
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,303,683
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,075,416
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,167,823
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (c)	5,525,000	5,516,226
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (c)	6,000,000	6,004,914
California St Univ Rev Series 2026 B 3, 3.15% tender 11/1/2051 (c)	3,000,000	2,968,265
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,915,693
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	231,201
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	234,138
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	397,530
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,130,120
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,499,091
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,317,216
TOTAL EDUCATION		45,471,352
Electric Utilities - 6.3%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	594,357
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	802,712
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	529,430
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,528,929
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	213,017
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	311,332
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	510,465
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,068,631
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	260,621
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,288,833
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	767,674
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	135,748
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,072,345
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,624,580
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2030	4,000,000	4,289,380
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	1,110,000	1,202,189
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2032	1,900,000	2,075,549
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,263,220
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,442,093
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (c)	6,000,000	6,495,608
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,340,532
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	678,115
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	5,000,000	5,202,297
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,541,413
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,113,749
TOTAL ELECTRIC UTILITIES		41,352,819
Escrowed/Pre-Refunded - 2.1%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,041
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (d)	5,000,000	4,912,812
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,838,953
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,036,881
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,253,473
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (d)	1,050,000	936,578
TOTAL ESCROWED/PRE-REFUNDED		13,998,738
General Obligations - 56.7%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,795,000	1,477,194
Anaheim Calif City Sch Dist 0% 8/1/2029 (d)	875,000	801,362
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031 (e)	1,015,000	1,106,514
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity and Life Co Guaranteed)	180,000	182,063
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity and Life Co Guaranteed)	240,000	244,315
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity and Life Co Guaranteed)	240,000	244,859
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity and Life Co Guaranteed)	290,000	295,965
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity and Life Co Guaranteed)	325,000	331,209
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity and Life Co Guaranteed)	545,000	553,611
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	8,955,000	9,092,391
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (c)	9,850,000	10,316,045
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (c)	5,510,000	5,889,307
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (c)	11,665,000	12,223,140
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (c)	1,145,000	1,228,383
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (c)	5,555,000	5,817,434
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (c)	2,365,000	2,524,913
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,000,000	3,110,866
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	3,815,000	3,876,839
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2034 (Bank of Nova Scotia/The Guaranteed)	230,000	242,015
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2035 (Bank of Nova Scotia/The Guaranteed)	205,000	215,069
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (c)	2,790,000	2,936,994
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,465,000	5,795,767
California Community Choice Financing Authority Series 2025B, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	450,000	467,800
California Community Choice Financing Authority Series 2025B, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	650,000	677,885
California Community Choice Financing Authority Series 2025B, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,550,000	1,623,312
California Community Choice Financing Authority Series 2025C, 5% 10/1/2030 (American General Life Insurance Co Guaranteed)	1,770,000	1,830,889
California Community Choice Financing Authority Series 2025C, 5% 10/1/2031 (American General Life Insurance Co Guaranteed)	6,835,000	7,070,309
California Community Choice Financing Authority Series 2025C, 5% 4/1/2031 (American General Life Insurance Co Guaranteed)	3,000,000	3,103,743
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (c)	1,040,000	1,077,432
California Community Choice Financing Authority Series 2025D, 5% 7/1/2031 (Forethought Life Insurance Co Guaranteed)	3,890,000	3,992,805
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (c)	7,540,000	7,929,624
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	7,000,000	7,353,748
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	7,000,000	7,503,256
California Community Choice Financing Authority Series 2026F, 5% 6/1/2036 (New York Life Insurance Co Guaranteed)	5,000,000	5,342,135
California Community Choice Financing Authority Series 2026G, 5% 10/1/2029 (Bank of Montreal Guaranteed)	115,000	119,810
California Community Choice Financing Authority Series 2026G, 5% 10/1/2030 (Bank of Montreal Guaranteed)	150,000	157,462
California Community Choice Financing Authority Series 2026G, 5% 10/1/2031 (Bank of Montreal Guaranteed)	165,000	174,153
California Community Choice Financing Authority Series 2026G, 5% 10/1/2032 (Bank of Montreal Guaranteed)	155,000	164,136
California Community Choice Financing Authority Series 2026G, 5% 10/1/2034 (Bank of Montreal Guaranteed)	5,145,000	5,434,193
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,696,064
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2026	325,000	325,674
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,285,192
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,325,350
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,644,777
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,659,373
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	3,933,982
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,352,038
California St Pub Wks Brd Lse Series 2025 C, 5% 11/1/2032	2,500,000	2,772,842
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2028 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,048,544
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2029 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,069,364
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2030 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,087,563
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2031 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,275,000	1,407,500
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2032 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,600,000	1,787,843
Central Valley Energy Authority Series 2026, 5% 8/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	270,000	279,123
Central Valley Energy Authority Series 2026, 5% 8/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	525,000	545,793
Central Valley Energy Authority Series 2026, 5% 8/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	750,000	781,328
Central Valley Energy Authority Series 2026, 5% 8/1/2032 (Goldman Sachs Group Inc/The Guaranteed)	850,000	886,737
Central Valley Energy Authority Series 2026, 5% 8/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,043,677
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,041,504
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (d)	740,000	701,879
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	5,000,000	4,585,794
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (Assured Guaranty Inc Insured) (d)	1,240,000	1,211,411
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (d)	1,000,000	883,749
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (d)	1,625,000	1,432,222
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,170,000	962,850
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (d)	3,995,000	3,656,687
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2029	1,925,000	2,054,717
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2030	2,025,000	2,192,632
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,761,087
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,481,443
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,934,135
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,715,491
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	447,456
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,090,463
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,415,943
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,490,993
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,561,040
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2029 (e)	250,000	264,484
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2030 (e)	300,000	322,168
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2031 (e)	300,000	325,959
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2032 (e)	600,000	657,248
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2033 (e)	720,000	793,557
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) Series 2026A, 5% 6/1/2034 (e)	750,000	828,383
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (d)	545,000	439,471
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (d)	5,000,000	4,502,884
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,044,758
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,025,000	1,001,368
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (d)	2,065,000	2,015,383
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,915,000	3,592,741
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Inc Insured)	1,895,000	1,707,759
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,400,000	1,384,591
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (d)	965,000	831,702
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (d)	1,015,000	935,208
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (d)	800,000	660,787
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,394,116
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (d)	1,905,000	1,856,371
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (d)	1,800,000	1,649,463
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (d)	2,235,000	1,889,353
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2029 (e)	985,000	1,043,434
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2030 (e)	1,125,000	1,210,119
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2031 (e)	1,200,000	1,309,305
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2032 (e)	1,300,000	1,433,853
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2033 (e)	1,450,000	1,618,447
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2030 (e)	615,000	659,947
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2033 (e)	1,000,000	1,111,665
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Inc Insured)	350,000	353,069
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Inc Insured)	625,000	637,824
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Inc Insured)	250,000	256,491
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,855,903
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,330,753
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	2,881,016
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,664,178
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Inc Insured) (d)	1,455,000	1,415,028
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,575,000	3,745,321
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	1,430,000	1,510,968
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2029 (Assured Guaranty Inc Insured)	200,000	209,739
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,190,000	1,258,349
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,515,000	1,617,165
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,265,000	1,362,879
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	1,485,000	1,408,766
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,500,000	3,213,749
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	6,750,000	6,391,588
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2030	1,850,000	2,025,808
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2031	1,375,000	1,529,992
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2032	1,125,000	1,269,018
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2033	2,250,000	2,571,764
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	7,945,000	7,524,620
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	300,000	287,288
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (c)	2,490,000	2,585,188
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	6,500,000	6,835,527
State of California Gen. Oblig. 3% 10/1/2032	790,000	772,305
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,569,969
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,239,850
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,933,504
State of California Gen. Oblig. 5% 11/1/2028	11,690,000	12,269,804
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,148,867
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,229,032
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,147,199
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,177,597
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,066,999
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,647,861
State of California Gen. Oblig. 5% 8/1/2033	6,000,000	6,704,427
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,406,589
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,552,328
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,167,042
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,007,179
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	530,000	516,191
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Inc Insured)	600,000	608,897
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Inc Insured)	650,000	659,638
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	376,046
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	895,914
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,653,704
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	557,547
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	362,406
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	337,886
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	313,372
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	753,622
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	809,887
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,062,719
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,596,261
TOTAL GENERAL OBLIGATIONS		374,854,364
Health Care - 7.5%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	475,177
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2025A, 5% 12/1/2035	5,000,000	5,501,945
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	301,268
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	205,942
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	251,057
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	617,826
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	280,002
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,456,715
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (c)	5,625,000	5,742,402
California Health Facilities Financing Authority (Rady Childrens Health Proj.) 5% tender 8/15/2065 (c)	5,000,000	5,512,546
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (c)	5,000,000	5,409,630
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Insured)	2,000,000	2,017,600
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Insured)	350,000	356,217
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,251,803
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	116,303
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	648,708
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	720,551
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	369,032
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	313,675
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	260,816
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	211,027
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	223,618
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	337,860
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5% 9/1/2030	350,000	368,566
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5% 9/1/2032	445,000	474,829
California Mun Fn Auth Rev (Sac Health Proj.) Series 2026, 5% 9/1/2034	480,000	514,285
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	5,969,638
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	560,274
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	606,206
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	436,280
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	650,124
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	462,501
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	455,000	482,261
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	957,769
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,327,585
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,358,289
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,023,994
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,104,021
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	379,824
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	412,619
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	363,823
TOTAL HEALTH CARE		50,034,608
Housing - 5.4%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg 8/1/23 Proj.) Series 2023 A 2, 3.2% tender 8/1/2063 (c)	2,000,000	1,975,040
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (c)	4,000,000	4,013,484
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev 2.75% tender 11/1/2029 (c)	3,200,000	3,166,807
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE II, 2.75% tender 5/1/2044 (c)	5,000,000	4,972,968
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE JJ, 2.9% tender 5/1/2047 (c)	5,000,000	4,987,083
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (c)	2,000,000	2,075,776
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (c)	5,750,000	5,752,554
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3% tender 2/1/2057 (c)	3,000,000	3,000,664
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (c)	3,000,000	2,978,281
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (c)	3,000,000	3,001,158
TOTAL HOUSING		35,923,815
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	307,173
Other - 1.9%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,006,955
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	7,665,000	7,337,174
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,056,373
TOTAL OTHER		12,400,502
Special Tax - 1.0%
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Inc Insured) (Escrowed to Maturity)	3,610,000	3,610,000
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,168,625
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	519,777
TOTAL SPECIAL TAX		6,298,402
Synthetics - 0.2%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.31% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,000,000	1,000,000
Tobacco Bonds - 0.0%
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	508,373
Transportation - 3.1%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (c)	11,900,000	11,704,301
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2032	3,730,000	4,083,795
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2031	1,020,000	1,112,413
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	779,354
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	847,080
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	732,279
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,092,541
TOTAL TRANSPORTATION		20,351,763
Water & Sewer - 5.7%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,028,546
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,052,509
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	260,720
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (Assured Guaranty Inc Insured) (d)	1,850,000	1,819,284
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	6,000,000	6,334,961
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	482,419
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	54,404
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,169,652
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	188,927
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	25,571
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	671,525
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	287,560
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	148,712
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	278,184
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,614,154
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,180,788
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2032	4,500,000	4,915,773
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (d)	11,165,000	11,165,000
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	1,000,000	1,002,087
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,027,460
TOTAL WATER & SEWER		37,708,236
TOTAL CALIFORNIA		640,210,145
Guam - 0.5%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2029	2,750,000	2,856,610
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	430,000	455,948
TOTAL GUAM		3,312,558
Puerto Rico - 0.6%
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,062,209
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,061,514
TOTAL HEALTH CARE		2,123,723
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (b)	1,500,000	1,548,032
TOTAL PUERTO RICO		3,671,755
Virgin Islands - 0.2%
Transportation - 0.2%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,010,000	1,092,466
TOTAL MUNICIPAL SECURITIES (Cost $652,317,630)		648,286,924

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (g)(h) (Cost $20,983,442)	2.59	20,975,052	20,983,442

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $673,301,072)	669,270,366
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(7,445,605)
NET ASSETS - 100.0%	661,824,761

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,797,962 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Tax-Free Cash Central Fund	22,856,014	119,779,529	121,652,101	225,974	-	-	20,983,442	20,975,052
	22,856,014	119,779,529	121,652,101	225,974	-	-	20,983,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	45,471,352	-	45,471,352	-
Electric Utilities	41,352,819	-	41,352,819	-
Escrowed/Pre-Refunded	13,998,738	-	13,998,738	-
General Obligations	374,854,364	-	374,854,364	-
Health Care	52,158,331	-	52,158,331	-
Housing	35,923,815	-	35,923,815	-
Lease Revenue	307,173	-	307,173	-
Other	12,400,502	-	12,400,502	-
Special Tax	9,610,960	-	9,610,960	-
Synthetics	1,000,000	-	1,000,000	-
Tobacco Bonds	508,373	-	508,373	-
Transportation	21,444,229	-	21,444,229	-
Water & Sewer	39,256,268	-	39,256,268	-

Money Market Funds	20,983,442	20,983,442	-	-
Total Investments in Securities:	669,270,366	20,983,442	648,286,924	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$648,286,924
Investments in securities, at value - affiliated issuers	20,983,442
Cash	103,521
Receivable for fund shares sold	587,853
Interest receivable	6,555,488
Distributions receivable from affiliated funds	29,209
Other receivables	132
Total assets	676,546,569
Liabilities
Payable for investments purchased, delayed delivery	12,823,164
Payable for fund shares redeemed	1,330,344
Distributions payable	405,443
Accrued management fee	109,294
Transfer agent fee payable	53,563
Total liabilities	14,721,808
Net Assets	$661,824,761
Net assets consist of:
Paid in capital	674,591,334
Total accumulated earnings (loss)	(12,766,573)
Net Assets	$661,824,761

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($661,824,761/63,477,454 shares)	$10.43

Other Information
Unaffiliated issuers, cost	652,317,630
Affiliated issuers, cost	20,983,442
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$225,974
Interest	8,850,390
Total investment income	9,076,364
Expenses
Management fee	646,457
Transfer agent fees	319,416
Independent trustees' fees and expenses	703
Total expenses	966,576
Expense reductions	(230)
Total expenses after reductions	966,346
Net investment income (loss)	8,110,018
Net realized gain (loss)
Investments - unaffiliated issuers	(127,352)
Net realized gain (loss)	(127,352)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(13,799,085)
Total change in net unrealized appreciation (depreciation)	(13,799,085)
Net gain (loss)	(13,926,437)
Net increase (decrease) in net assets resulting from operations	$(5,816,419)

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,110,018	$13,325,007
Net realized gain (loss)	(127,352)	(383,273)
Change in net unrealized appreciation (depreciation)	(13,799,085)	14,981,758
Net increase (decrease) in net assets resulting from operations	$(5,816,419)	$27,923,492
Distributions to shareholders
Distributions to shareholders	(8,081,119)	(13,248,082)
Total distributions	(8,081,119)	(13,248,082)
Net increase (decrease) in net assets resulting from share transactions	28,046,318	79,312,640
Total increase (decrease) in net assets	14,148,780	93,988,050
Net Assets
Beginning of period	647,675,981	553,687,931
End of period	$661,824,761	$647,675,981
Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.65	$10.39	$10.30	$10.12	$10.50	$10.81
Income from Investment Operations
Net investment income (loss) B, C	.13	.24	.21	.18	.14	.13
Net realized and unrealized gain (loss)	(.22)	.25	.09	.18	(.38)	(.31)
Total from investment operations	(.09)	.49	.30	.36	(.24)	(.18)
Distributions
Distributions from net investment income	(.13)	(.23)	(.21)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	-	.00 D	-	-	.00 D
Total distributions	(.13)	(.23)	(.21)	(.18)	(.14)	(.13)
Net asset value, end of period	$10.43	$10.65	$10.39	$10.30	$10.12	$10.50
Total Return E, F	(.83)%	4.81%	2.93%	3.58%	(2.26)%	(1.66)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.30% I	.30%	.30%	.32%	.48%	.47%
Ratio of expenses to average net assets net of fee waivers, if any	.30% I	.30%	.30%	.30%	.35%	.35%
Ratio of expenses to average net assets net of all reductions, if any	.30% I	.30%	.30%	.30%	.35%	.35%
Ratio of net investment income (loss) to average net assets	2.49% I	2.24%	2.01%	1.76%	1.41%	1.23%
Net assets, end of period	$661,824,761	$647,675,981	$553,687,931	$510,643,965	$570,838,386	$704,784,841
Portfolio turnover rate J	23% I	15%	15%	23%	23%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® California Limited Term Tax-Free Bond Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® California Limited Term Tax-Free Bond Fund	673,126,893	2,264,301	(6,120,828)	(3,856,527)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® California Limited Term Tax-Free Bond Fund	(1,444,627)	(7,328,698)	(8,773,325)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® California Limited Term Tax-Free Bond Fund	106,053,782	74,210,602

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® California Limited Term Tax-Free Bond Fund	0.20

Under the management contract, the investment adviser pays all other operating expenses, except transfer agent fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® California Limited Term Tax-Free Bond Fund
Fidelity® California Limited Term Tax-Free Bond Fund	319,416	asset-based	.10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® California Limited Term Tax-Free Bond Fund	230

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® California Limited Term Tax-Free Bond Fund
Fidelity® California Limited Term Tax-Free Bond Fund	8,081,119	13,248,082
Total	8,081,119	13,248,082

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® California Limited Term Tax-Free Bond Fund
Shares sold	10,084,075	22,096,890	105,696,284	231,466,202
Reinvestment of distributions	552,726	877,549	5,782,782	9,197,769
Shares redeemed	(7,956,875)	(15,444,119)	(83,432,748)	(161,351,331)
Net increase (decrease)	2,679,926	7,530,320	28,046,318	79,312,640

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817080.120
CSI-SANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026